Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 04, 2023	Feb. 06, 2023	Jan. 19, 2023
Unamortized debt discount	$ 323,000	$ 323,000
Interest expense	187,000
Debt discount	(136,000)	(323,000)	$ 0
Proceeds from convertible notes payable		100,000	0
Derivative liability	265,000	112,000
Financing costs		64,000	0
Convertible Notes Payable [Member]
Unamortized debt discount	204,000	96,000
Interest expense	46,000
Debt discount	100,000	100,000
Issued additional convertible notes payable				$ 54,000	$ 55,000	$ 45,000
Convertible notes payable, outstanding balance	254,000	$ 100,000
Proceeds from convertible notes payable	$ 154,000
Common stock shares issued upon conversion of debt	101,745,558	29,450,549
Derivative liability	$ 175,000	$ 164,000
Financing costs	$ 21,000	$ 64,000
Repayment penalty percentage	120.00%	120.00%
Conversion price percentage	65.00%	65.00%
Interest rate decriptions	The note is unsecured, bears interest at a rate of 12%, or 22% on default	The note is unsecured, bears interest at a rate of 12%, or 22% on default
Conversion feature of debentures, debt discount	$ 154,000
2005 Through 2007 [Member]
Maturity date description	due on various dates from March 2008 to March 2015, and are currently in default	due on various dates from March 2008 to March 2015, and are currently in default
Convertible notes payable, outstanding balance	$ 895,000	$ 895,000	895,000
Proceeds from convertible notes payable	$ 895,000	$ 895,000
Interest rate decriptions	notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum	The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum
2005 [Member]
Convertible notes payable, outstanding balance	$ 373,000	$ 383,000	503,000
(a) DART/Citco Global, in default	$ 543,000	$ 543,000
Interest rate	7.50%	7.50%
Total			$ 400,000
Monyhly payment	$ 10,000	$ 10,000
Remaining balance	143,000	143,000
Principal payments	$ 10,000	$ 120,000